JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Air Freight & Logistics — 0.5%
SG Holdings Co. Ltd.	311,100	11,416,947
Yamato Holdings Co. Ltd.	525,300	13,545,185

		24,962,132

Airlines — 0.1%
ANA Holdings, Inc.*(a)	147,600	3,055,967
Japan Airlines Co. Ltd.	143,200	2,318,019

		5,373,986

Auto Components — 2.2%
Aisin Seiki Co. Ltd.	234,500	6,772,659
Bridgestone Corp.	796,900	23,473,127
Denso Corp.	665,400	24,614,877
JTEKT Corp.	315,600	2,100,391
Koito Manufacturing Co. Ltd.	163,800	6,413,850
NGK Spark Plug Co. Ltd.	218,400	2,937,147
NOK Corp.	155,000	1,688,445
Stanley Electric Co. Ltd.	196,200	4,699,933
Sumitomo Electric Industries Ltd.	1,012,700	11,314,514
Sumitomo Rubber Industries Ltd.	240,200	1,998,321
Toyoda Gosei Co. Ltd.	95,400	1,870,651
Toyota Boshoku Corp.	109,900	1,285,656
Toyota Industries Corp.	262,200	13,320,600
Yokohama Rubber Co. Ltd. (The)	170,100	2,175,775

		104,665,946

Automobiles — 6.7%
Honda Motor Co. Ltd.	2,324,700	56,675,879
Isuzu Motors Ltd.	790,700	6,449,348
Mazda Motor Corp.	768,000	4,430,413
Mitsubishi Motors Corp.	876,600	1,727,340
Nissan Motor Co. Ltd.	3,074,000	10,514,817
Subaru Corp.	817,000	15,431,001
Suzuki Motor Corp.	592,400	19,438,673
Toyota Motor Corp.	3,350,100	198,875,183
Yamaha Motor Co. Ltd.	403,600	5,885,323

		319,427,977

Banks — 4.5%
Aozora Bank Ltd.	151,500	2,423,521
Bank of Kyoto Ltd. (The)	97,400	3,573,436
Chiba Bank Ltd. (The)	947,500	4,341,296
Chugoku Bank Ltd. (The)	250,300	2,155,853
Concordia Financial Group Ltd.	1,543,100	4,575,543
Fukuoka Financial Group, Inc.	245,400	3,568,992
Hachijuni Bank Ltd. (The)	651,100	2,418,856
Iyo Bank Ltd. (The)	413,900	2,448,746
Kyushu Financial Group, Inc.	590,700	2,414,159
Mebuki Financial Group, Inc.	1,355,800	3,016,068
Mitsubishi UFJ Financial Group, Inc.	16,558,900	62,051,495
Mizuho Financial Group, Inc.	32,587,500	39,725,715
Resona Holdings, Inc.	2,820,600	9,246,697
Seven Bank Ltd.	934,400	2,292,113
Shinsei Bank Ltd.	255,300	2,884,190
Shizuoka Bank Ltd. (The)	722,900	4,694,690
Sumitomo Mitsui Financial Group, Inc.	1,762,300	46,959,027
Sumitomo Mitsui Trust Holdings, Inc.	478,800	12,292,758

		211,083,155

Beverages — 1.1%
Asahi Group Holdings Ltd.	589,600	19,218,535
Coca-Cola Bottlers Japan Holdings, Inc.	198,400	2,959,997
Kirin Holdings Co. Ltd.	1,173,000	22,602,163
Suntory Beverage & Food Ltd.	161,500	6,096,017

		50,876,712

Biotechnology — 0.1%
PeptiDream, Inc.*	126,000	5,076,072

Building Products — 1.8%
AGC, Inc.	292,200	8,214,006
Daikin Industries Ltd.	376,200	66,191,069
LIXIL Group Corp.	371,800	4,962,731
TOTO Ltd.	203,900	7,691,459

		87,059,265

Capital Markets — 1.1%
Daiwa Securities Group, Inc.	1,996,400	8,864,495
Japan Exchange Group, Inc.	688,300	16,344,331
Matsui Securities Co. Ltd.	143,400	1,173,958
Nomura Holdings, Inc.	4,259,300	20,045,003
SBI Holdings, Inc.	285,300	6,007,534

		52,435,321

Chemicals — 4.0%
Air Water, Inc.	277,600	3,599,254
Asahi Kasei Corp.	1,780,400	12,806,634
Daicel Corp.	382,200	2,555,964
DIC Corp.	105,700	2,544,690
JSR Corp.	254,700	5,553,817
Kaneka Corp.	88,100	2,081,889
Kansai Paint Co. Ltd.	329,600	6,316,786
Kuraray Co. Ltd.	454,500	4,450,277
Mitsubishi Chemical Holdings Corp.	1,810,200	9,725,887
Mitsubishi Gas Chemical Co., Inc.	265,000	4,209,085
Mitsui Chemicals, Inc.	254,400	4,841,618
Nippon Paint Holdings Co. Ltd.	254,100	17,375,675
Nippon Shokubai Co. Ltd.	45,300	2,251,672
Nissan Chemical Corp.	188,100	9,962,041
Nitto Denko Corp.	203,200	11,517,470
Shin-Etsu Chemical Co. Ltd.	491,900	57,571,371
Showa Denko KK	192,500	3,990,939
Sumitomo Chemical Co. Ltd.	2,113,000	6,097,310
Taiyo Nippon Sanso Corp.	270,400	4,265,156
Teijin Ltd.	253,500	3,660,979
Toray Industries, Inc.	2,084,600	9,023,320
Tosoh Corp.	415,500	5,576,900
Ube Industries Ltd.	127,200	2,077,448

		192,056,182

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	383,800	8,338,368
Park24 Co. Ltd.	145,400	1,937,145
Secom Co. Ltd.	275,400	23,816,324
Sohgo Security Services Co. Ltd.	110,400	5,208,132
Toppan Printing Co. Ltd.	444,700	6,666,682

		45,966,651

Construction & Engineering — 0.8%
JGC Holdings Corp.	329,800	3,336,936
Kajima Corp.	640,500	7,035,922
Kinden Corp.	182,000	2,821,203
Obayashi Corp.	923,000	8,240,907
Shimizu Corp.	927,700	6,650,331
Taisei Corp.	288,200	9,899,634

		37,984,933

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Construction Materials — 0.1%
Taiheiyo Cement Corp.	162,000	3,515,872

Consumer Finance — 0.2%
Acom Co. Ltd.	590,200	2,084,864
AEON Financial Service Co. Ltd.	139,300	1,051,823
Credit Saison Co. Ltd.	208,500	1,952,139
Hitachi Capital Corp.	64,400	1,549,143
Orient Corp.	769,400	741,687

		7,379,656

Containers & Packaging — 0.0%(b)
Toyo Seikan Group Holdings Ltd.	209,800	2,298,037

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	104,700	2,730,584

Diversified Financial Services — 0.5%
Mitsubishi UFJ Lease & Finance Co. Ltd.	686,100	2,912,406
ORIX Corp.	1,700,000	18,385,703
Tokyo Century Corp.	68,000	3,824,673

		25,122,782

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	1,652,000	38,345,334

Electric Utilities — 0.9%
Chubu Electric Power Co., Inc.	921,400	10,956,447
Chugoku Electric Power Co., Inc. (The)(a)	415,600	5,071,575
Kansai Electric Power Co., Inc. (The)	1,054,600	10,031,601
Kyushu Electric Power Co., Inc.	607,300	5,100,341
Shikoku Electric Power Co., Inc.	264,800	1,781,808
Tohoku Electric Power Co., Inc.	641,300	6,060,399
Tokyo Electric Power Co. Holdings, Inc.*	1,027,800	2,741,385

		41,743,556

Electrical Equipment — 2.1%
Fuji Electric Co. Ltd.	192,000	5,233,684
Mabuchi Motor Co. Ltd.	74,500	2,236,328
Mitsubishi Electric Corp.	2,755,600	35,971,806
Nidec Corp.	704,000	55,923,678

		99,365,496

Electronic Equipment, Instruments & Components — 6.1%
Alps Alpine Co. Ltd.	278,800	3,514,576
Canon Marketing Japan, Inc.	67,500	1,273,512
Hamamatsu Photonics KK	189,100	8,218,890
Hirose Electric Co. Ltd.	43,300	4,541,431
Hitachi Ltd.	1,241,400	37,184,955
Ibiden Co. Ltd.	169,900	4,602,119
Keyence Corp.	240,800	101,542,246
Kyocera Corp.	450,200	25,071,777
Murata Manufacturing Co. Ltd.	823,900	52,919,665
Omron Corp.	264,700	19,066,294
Shimadzu Corp.	352,700	9,000,656
TDK Corp.	166,300	18,515,337
Yokogawa Electric Corp.	306,000	4,700,195

		290,151,653

Entertainment — 2.1%
DeNA Co. Ltd.	106,300	1,199,155
Konami Holdings Corp.	128,300	3,920,723
Nexon Co. Ltd.	585,700	15,047,695
Nintendo Co. Ltd.	152,100	66,895,146
Square Enix Holdings Co. Ltd.	112,100	6,023,099
Toho Co. Ltd.	177,100	5,264,420

		98,350,238

Equity Real Estate Investment Trusts (REITs) — 1.6%
Advance Residence Investment Corp.(a)	1,755	5,698,988
Daiwa House REIT Investment Corp.	2,531	6,580,925
GLP J-REIT	4,883	8,144,499
Japan Prime Realty Investment Corp.	1,211	3,182,599
Japan Real Estate Investment Corp.	1,777	9,066,871
Japan Retail Fund Investment Corp.	3,330	4,003,974
Nippon Building Fund, Inc.	1,812	10,130,660
Nippon Prologis REIT, Inc.	3,149	10,870,328
Nomura Real Estate Master Fund, Inc.	6,004	7,445,960
Orix JREIT, Inc.	3,535	4,560,419
United Urban Investment Corp.	3,997	3,886,962

		73,572,185

Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	1,119,000	26,457,155
Cosmos Pharmaceutical Corp.	27,700	5,090,147
FamilyMart Co. Ltd.	323,000	7,250,648
Kobe Bussan Co. Ltd.	72,000	4,468,582
Lawson, Inc.	63,200	3,147,159
Matsumotokiyoshi Holdings Co. Ltd.	116,400	3,888,500
Seven & i Holdings Co. Ltd.	1,023,900	30,941,778
Sundrug Co. Ltd.	88,100	2,998,125
Tsuruha Holdings, Inc.	46,400	6,434,090
Welcia Holdings Co. Ltd.	65,900	6,038,732

		96,714,916

Food Products — 2.0%
Ajinomoto Co., Inc.	700,000	12,641,733
Calbee, Inc.	144,600	4,595,005
Ezaki Glico Co. Ltd.	73,800	3,419,260
Kewpie Corp.	153,500	2,732,242
Kikkoman Corp.	248,600	11,667,286
MEIJI Holdings Co. Ltd.	186,100	14,613,403
NH Foods Ltd.	132,100	5,806,040
Nisshin Seifun Group, Inc.	332,900	5,099,344
Nissin Foods Holdings Co. Ltd.	107,800	9,737,675
Toyo Suisan Kaisha Ltd.	130,900	7,958,104
Yakult Honsha Co. Ltd.	205,600	11,751,107
Yamazaki Baking Co. Ltd.	229,200	3,846,028

		93,867,227

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	531,600	9,856,767
Toho Gas Co. Ltd.	127,400	5,559,633
Tokyo Gas Co. Ltd.	499,700	10,609,683

		26,026,083

Health Care Equipment & Supplies — 2.9%
Asahi Intecc Co. Ltd.	331,400	9,246,454
Hoya Corp.	482,400	47,574,049
Olympus Corp.	1,671,400	30,062,590
Sysmex Corp.	212,200	16,317,463
Terumo Corp.	896,800	33,926,909

		137,127,465

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	269,600	5,520,698
Medipal Holdings Corp.	282,600	5,175,429
Suzuken Co. Ltd.	104,300	3,710,171

		14,406,298

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Technology — 0.6%
M3, Inc.	548,700	28,177,160

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	86,300	4,130,173
Oriental Land Co. Ltd.	289,400	34,913,997

		39,044,170

Household Durables — 4.2%
Casio Computer Co. Ltd.	298,900	4,777,149
Haseko Corp.	340,000	4,017,102
Iida Group Holdings Co. Ltd.	228,000	3,528,956
Nikon Corp.	482,400	3,372,664
Panasonic Corp.	2,991,100	25,907,037
Rinnai Corp.	49,700	4,073,598
Sekisui Chemical Co. Ltd.	581,300	7,912,806
Sekisui House Ltd.	823,200	15,034,731
Sharp Corp.(a)	265,000	2,615,518
Sony Corp.	1,618,400	125,741,655

		196,981,216

Household Products — 0.9%
Lion Corp.	380,900	9,900,556
Pigeon Corp.	155,500	6,045,543
Unicharm Corp.	563,900	25,506,794

		41,452,893

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	221,200	3,017,518

Industrial Conglomerates — 0.5%
Keihan Holdings Co. Ltd.	138,700	5,654,210
Toshiba Corp.	548,900	16,786,002

		22,440,212

Insurance — 2.3%
Dai-ichi Life Holdings, Inc.	1,538,000	18,142,858
Japan Post Holdings Co. Ltd.	1,895,900	12,948,614
MS&AD Insurance Group Holdings, Inc.	632,000	15,880,919
Sompo Holdings, Inc.	479,100	15,788,352
T&D Holdings, Inc.	758,100	6,240,289
Tokio Marine Holdings, Inc.	900,900	38,040,472

		107,041,504

Interactive Media & Services — 0.5%
Kakaku.com, Inc.	165,700	4,000,655
LINE Corp.*	71,300	3,772,923
Z Holdings Corp.	3,388,900	18,021,279

		25,794,857

Internet & Direct Marketing Retail — 0.5%
Mercari, Inc.*	120,300	5,096,977
Rakuten, Inc.	1,044,600	9,599,165
ZOZO, Inc.	251,600	6,805,878

		21,502,020

IT Services — 2.5%
Fujitsu Ltd.	244,600	32,750,757
GMO Payment Gateway, Inc.	53,100	5,566,760
Itochu Techno-Solutions Corp.	121,400	4,930,654
NEC Corp.	334,300	18,729,348
Nomura Research Institute Ltd.	501,000	13,223,104
NTT Data Corp.	825,000	9,379,631
Obic Co. Ltd.	86,600	15,529,933
Otsuka Corp.	141,900	7,398,561
SCSK Corp.	64,300	3,272,637
TIS, Inc.	303,600	6,501,773

		117,283,158

Leisure Products — 1.1%
Bandai Namco Holdings, Inc.	284,900	15,732,850
Sankyo Co. Ltd.	59,100	1,478,414
Sega Sammy Holdings, Inc.	226,500	2,553,469
Shimano, Inc.	109,500	23,776,593
Yamaha Corp.	214,900	9,908,333

		53,449,659

Machinery — 5.2%
Amada Co. Ltd.	459,600	3,088,709
Daifuku Co. Ltd.	162,500	14,807,999
FANUC Corp.	248,600	41,944,572
Harmonic Drive Systems, Inc.	52,900	2,963,607
Hino Motors Ltd.	366,900	2,115,663
Hitachi Construction Machinery Co. Ltd.	136,200	3,946,807
Hoshizaki Corp.	70,600	5,381,868
IHI Corp.	198,400	2,473,212
Kawasaki Heavy Industries Ltd.	213,100	2,905,969
Komatsu Ltd.	1,248,200	24,523,277
Kubota Corp.	1,488,100	21,190,503
Kurita Water Industries Ltd.	138,000	3,711,628
Makita Corp.	358,300	13,768,959
MINEBEA MITSUMI, Inc.	543,900	8,919,611
MISUMI Group, Inc.	363,000	8,589,000
Mitsubishi Heavy Industries Ltd.	430,100	10,005,674
Nabtesco Corp.	159,600	4,855,628
NGK Insulators Ltd.	351,000	4,362,206
NSK Ltd.	620,200	4,174,961
SMC Corp.	86,500	45,460,016
Sumitomo Heavy Industries Ltd.	157,000	3,059,156
THK Co. Ltd.	157,300	3,706,028
Yaskawa Electric Corp.	342,300	11,380,572

		247,335,625

Marine — 0.1%
Mitsui OSK Lines Ltd.	154,300	2,539,547
Nippon Yusen KK	216,700	2,819,693

		5,359,240

Media — 0.4%
CyberAgent, Inc.	129,800	7,342,297
Dentsu Group, Inc.	316,600	7,063,404
Fuji Media Holdings, Inc.	59,300	522,368
Hakuhodo DY Holdings, Inc.	386,200	4,239,621
Nippon Television Holdings, Inc.	66,300	717,398
Tokyo Broadcasting System Holdings, Inc.	45,200	682,534

		20,567,622

Metals & Mining — 0.7%
Hitachi Metals Ltd.	257,800	3,365,119
JFE Holdings, Inc.	737,400	4,840,213
Maruichi Steel Tube Ltd.	102,200	2,420,059
Mitsubishi Materials Corp.	167,200	3,418,311
Nippon Steel Corp.	1,213,100	9,946,659
Sumitomo Metal Mining Co. Ltd.	350,400	10,532,871

		34,523,232

Multiline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	507,200	2,314,361
Izumi Co. Ltd.	57,300	2,209,205
J Front Retailing Co. Ltd.	347,100	2,007,196
Marui Group Co. Ltd.	284,000	4,129,562

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Pan Pacific International Holdings Corp.	770,300	17,458,863
Ryohin Keikaku Co. Ltd.	335,500	4,043,856
Seria Co. Ltd.	57,700	2,308,626

		34,471,669

Oil, Gas & Consumable Fuels — 0.6%
ENEOS Holdings, Inc.	4,126,600	14,470,377
Idemitsu Kosan Co. Ltd.	315,652	6,575,239
Inpex Corp.	1,380,700	7,881,056

		28,926,672

Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,296,600	5,441,343

Personal Products — 1.8%
Kao Corp.	618,600	44,875,740
Kobayashi Pharmaceutical Co. Ltd.	71,600	6,363,542
Kose Corp.	44,000	4,456,588
Pola Orbis Holdings, Inc.	108,000	1,795,641
Shiseido Co. Ltd.	513,300	28,599,123

		86,090,634

Pharmaceuticals — 7.4%
Astellas Pharma, Inc.	2,269,900	35,405,822
Chugai Pharmaceutical Co. Ltd.	818,800	36,968,202
Daiichi Sankyo Co. Ltd.	782,500	69,240,744
Eisai Co. Ltd.	380,600	30,716,924
Hisamitsu Pharmaceutical Co., Inc.	108,500	4,768,110
Kyowa Kirin Co. Ltd.	323,500	7,989,508
Nippon Shinyaku Co. Ltd.	78,400	6,065,375
Ono Pharmaceutical Co. Ltd.	644,100	18,103,974
Otsuka Holdings Co. Ltd.	714,000	29,612,107
Santen Pharmaceutical Co. Ltd.	511,800	8,635,330
Shionogi & Co. Ltd.	367,900	21,886,730
Sumitomo Dainippon Pharma Co. Ltd.	217,900	2,721,400
Taisho Pharmaceutical Holdings Co. Ltd.	69,900	3,971,628
Takeda Pharmaceutical Co. Ltd.	2,023,000	73,367,753
Tsumura & Co.	89,400	2,227,868

		351,681,475

Professional Services — 1.6%
Nihon M&A Center, Inc.	181,200	8,823,175
Persol Holdings Co. Ltd.	243,300	3,075,882
Recruit Holdings Co. Ltd.	2,046,100	63,829,826

		75,728,883

Real Estate Management & Development — 2.2%
Aeon Mall Co. Ltd.	128,900	1,535,557
Daito Trust Construction Co. Ltd.	89,200	6,995,267
Daiwa House Industry Co. Ltd.	855,000	18,867,480
Hulic Co. Ltd.	636,300	5,469,425
Mitsubishi Estate Co. Ltd.	1,785,400	25,647,789
Mitsui Fudosan Co. Ltd.	1,256,700	19,647,219
Nomura Real Estate Holdings, Inc.	155,300	2,567,541
Sumitomo Realty & Development Co. Ltd.	609,500	15,543,485
Tokyo Tatemono Co. Ltd.	266,800	2,851,554
Tokyu Fudosan Holdings Corp.	773,200	2,954,822

		102,080,139

Road & Rail — 3.2%
Central Japan Railway Co.	264,400	32,074,227
East Japan Railway Co.	485,000	27,957,663
Hankyu Hanshin Holdings, Inc.	324,000	9,279,390
Keikyu Corp.	353,200	4,611,533
Keio Corp.	156,100	7,794,681
Keisei Electric Railway Co. Ltd.	219,500	5,366,815
Kintetsu Group Holdings Co. Ltd.	244,800	9,537,935
Kyushu Railway Co.	201,500	3,980,611
Nagoya Railroad Co. Ltd.	252,000	6,377,131
Nankai Electric Railway Co. Ltd.	145,700	2,867,091
Nippon Express Co. Ltd.	111,100	5,281,596
Odakyu Electric Railway Co. Ltd.	432,000	9,040,413
Seibu Holdings, Inc.	352,300	3,148,658
Tobu Railway Co. Ltd.	267,600	7,493,836
Tokyu Corp.	726,800	8,088,548
West Japan Railway Co.	245,600	10,606,228

		153,506,356

Semiconductors & Semiconductor Equipment — 2.1%
Advantest Corp.	255,400	13,944,610
Disco Corp.	37,800	9,160,307
Renesas Electronics Corp.*	1,332,100	7,327,163
Rohm Co. Ltd.	121,400	7,795,545
SUMCO Corp.	322,900	5,009,802
Tokyo Electron Ltd.	201,800	55,841,551

		99,078,978

Software — 0.3%
Oracle Corp.	43,300	5,216,022
Trend Micro, Inc.	156,200	9,160,962

		14,376,984

Specialty Retail — 2.0%
ABC-Mart, Inc.	40,900	2,154,841
Fast Retailing Co. Ltd.	83,000	44,139,562
Hikari Tsushin, Inc.	26,300	5,701,862
K’s Holdings Corp.	267,200	3,430,291
Nitori Holdings Co. Ltd.	108,700	23,798,379
Shimamura Co. Ltd.	33,100	2,301,730
USS Co. Ltd.	278,800	4,133,470
Workman Co. Ltd.	30,900	2,919,206
Yamada Denki Co. Ltd.	911,800	3,955,932

		92,535,273

Technology Hardware, Storage & Peripherals — 1.3%
Brother Industries Ltd.	333,500	5,190,660
Canon, Inc.	1,386,500	22,312,289
FUJIFILM Holdings Corp.	528,400	23,631,404
Konica Minolta, Inc.	641,100	1,698,189
Ricoh Co. Ltd.	950,800	6,122,925
Seiko Epson Corp.	409,100	4,340,150

		63,295,617

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	243,900	2,721,020

Tobacco — 0.5%
Japan Tobacco, Inc.	1,437,400	24,568,698

Trading Companies & Distributors — 3.4%
ITOCHU Corp.	2,034,000	44,598,142
Marubeni Corp.	2,218,300	10,212,874
Mitsubishi Corp.	1,906,700	38,419,613
Mitsui & Co. Ltd.	2,203,200	32,938,061
MonotaRO Co. Ltd.	176,900	7,523,380
Sojitz Corp.	1,436,900	3,014,143
Sumitomo Corp.	1,599,600	17,771,112
Toyota Tsusho Corp.	303,800	7,705,405

		162,182,730

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.(a)	93,600	3,213,757
Kamigumi Co. Ltd.	149,400	2,726,659
Mitsubishi Logistics Corp.	105,500	2,849,394

		8,789,810

Wireless Telecommunication Services — 5.6%
KDDI Corp.	2,010,800	63,938,299
NTT DOCOMO, Inc.	1,491,600	41,065,415
Softbank Corp.	2,088,800	27,961,105
SoftBank Group Corp.	2,118,800	133,639,249

		266,604,068

TOTAL COMMON STOCKS (Cost $4,972,513,954)		4,723,736,149

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	3,998,209	3,999,408
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	4,196,493	4,196,493

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,196,101)		8,195,901

Total Investments — 99.8% (Cost $4,980,710,055)		4,731,932,050
Other Assets Less Liabilities — 0.2%		9,535,690

Net Assets — 100.0%		4,741,467,740

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $7,793,407.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	115	09/2020	JPY	16,355,628	(608,871)

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks	$6,038,732	$4,717,697,417	$—	$4,723,736,149
Short-Term Investments
Investment of cash collateral from securities loaned	8,195,901	—	—	8,195,901

Total Investments in Securities	$14,234,633	$4,717,697,417	$—	$4,731,932,050

Depreciation in Other Financial Instruments
Futures Contracts	$(608,871)	$—	$—	$(608,871)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$12,001,600	$268,000,000	$276,000,000	$(593)	$(1,599)	$3,999,408	3,998,209	$225,889	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	6,340,122	271,903,848	274,047,477	—	—	4,196,493	4,196,493	56,567	—

Total	$18,341,722	$539,903,848	$550,047,477	$(593)	$(1,599)	$8,195,901		$282,456	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.